Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2020
Disclosure of fair value of financial instruments [text block] [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
24	FAIR VALUE OF FINANCIAL INSTRUMENTS

Management considers that the fair value of financial assets and financial liabilities in the consolidated financial statements approximate their carrying amounts at the reporting date except the borrowings issued by the Group.

Fair value hierarchy

The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into Levels 1 to 3 based on the degree to which the fair value is observable.

				Total
	Level 1	Level 2	Level 3	fair value
	USD	USD	USD	USD

Liabilities measured at fair value:

Derivative financial instruments

31 December 2020	13,161,844	-	-	13,161,844

31 December 2019 (Restated)	15,709,460	1,518,249	-	17,227,709

Borrowings

31 December 2020	-	195,640,464	-	195,640,464

31 December 2019	-	-	-	-

The fair values of the financial liabilities measured at fair value included in the Level 1 and Level 2 category above, have been determined in accordance with quoted price and generally accepted pricing models based on a discounted cash flow analysis, respectively. The models incorporate various inputs including interest rate curves and forward rate curves of the underlying instruments.

During the years ended 31 December 2020 and 2019, there were no transfers between Level 1 and Level 2 fair value measurements.